Average Annual Total Returns		12 Months Ended	15 Months Ended
	Oct. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Solactive GBS Global Markets All Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Solactive GBS Global Markets All Cap Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		22.52%	18.59%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	17.81%
Intelligent Alpha Atlas ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		24.75%	15.50%
Performance Inception Date	Sep. 17, 2024
Intelligent Alpha Atlas ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		24.53%	15.31%
Intelligent Alpha Atlas ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		14.81%	11.87%